Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

A continuity schedule of intangible assets at December 31, 2025, and 2024 is as follows:

	December
	Capitalized Software Development
	2025	2024
Cost
Balance at January 1	$10,231,824	$7,044,658
Additions	2,499,179	3,367,579
Foreign exchange impact	825,073	(180,413)
Balance at December 31, 2025, 2024	13,556,076	10,231,824

Accumulated Amortization
Balance at January 1	4,063,291	2,420,479
Additions	2,422,054	1,717,575
Foreign exchange impact	340,577	(74,763)
Balance at December 31, 2025, 2024	6,825,922	4,063,291

Net Book Value at December 31, 2025, 2024	$6,730,154	$6,168,534

Schedule of aggregate amortization expense

At December 31, 2025, the estimated aggregate amortization expense for each of the next five years is as follows:

31 December 2025
2026	2,692,062
2027	2,422,854
2028	1,292,190
2029	258,438
2030	64,609
6,730,154